PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and equipment

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,923,152	¥4,741,366	$670,657
Office equipment and fixtures	1,350,235	1,436,210	203,149
Production equipment	2,580,628	30,181,761	4,269,154
Total property and equipment	8,854,015	36,359,337	5,142,960
Less: Accumulated depreciation	(5,192,694)	(6,602,458)	(933,905)
Property and equipment, net	¥3,661,321	¥29,756,879	$4,209,055
Construction in progress	¥21,524,994	¥—	$—